Outstanding Loans and Leases - Credit Card and Other Consumer - Renegotiated TDRs by Program Type (Details) - Credit card and other consumer - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 779	$ 1,141
Percent of balances current or less than 30 days past due	81.55%	79.51%
Internal Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 345	$ 541
External Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	313	447
Other
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	121	153
Credit Card Receivable | United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 611	$ 856
Percent of balances current or less than 30 days past due	88.74%	84.99%
Credit Card Receivable | Non United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 126	$ 168
Percent of balances current or less than 30 days past due	44.25%	47.56%
Credit Card Receivable | Internal Programs | United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 313	$ 450
Credit Card Receivable | Internal Programs | Non United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	21	41
Credit Card Receivable | External Programs | United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	296	397
Credit Card Receivable | External Programs | Non United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	10	16
Credit Card Receivable | Other | United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	2	9
Credit Card Receivable | Other | Non United States
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	95	111
Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 42	$ 117
Percent of balances current or less than 30 days past due	89.12%	85.21%
Direct/Indirect Consumer | Internal Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 11	$ 50
Direct/Indirect Consumer | External Programs
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	7	34
Direct/Indirect Consumer | Other
Financing Receivable, Modifications [Line Items]
Renegotiated TDRs	$ 24	$ 33